COMMITMENTS AND CONTINGENT LIABILITIES - Narrative (Details)			8 Months Ended	12 Months Ended
	May 06, 2024 shares	May 03, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) segment $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Feb. 24, 2026 USD ($) $ / shares shares	Sep. 30, 2025 $ / shares	Jun. 30, 2025 $ / shares	Mar. 31, 2025 $ / shares	Sep. 30, 2024 $ / shares	Jun. 30, 2024 $ / shares	May 05, 2024 USD ($)	Mar. 31, 2024 $ / shares
Commitments And Contingencies [Line Items]
Number of pending claims | segment				3
Closing price (in dollars per share) | $ / shares			$ 34.83	$ 32.53	$ 34.83			$ 30.98	$ 32.41	$ 30.79	$ 33.35	$ 27.00		$ 25.35
Proceeds from sales of equity securities at fair value | $				$ 0	$ 2,685,000	$ 0
VISA Class B-1 Common Stock | Subsequent Event
Commitments And Contingencies [Line Items]
Current value of shares owned | $							$ 2,900,000
Visa Class B-2 | Subsequent Event
Commitments And Contingencies [Line Items]
Number of shares owned (in shares)							6,283
VISA Class A Common Stock
Commitments And Contingencies [Line Items]
Current conversion ratio				1.5108
VISA Class A Common Stock | Subsequent Event
Commitments And Contingencies [Line Items]
Closing price (in dollars per share) | $ / shares							$ 307.22
Visa | Common Stock, Class B-1
Commitments And Contingencies [Line Items]
Number of shares owned (in shares)	12,566
Investments | $													$ 0
Visa | Common Stock, Class C
Commitments And Contingencies [Line Items]
Exchange offer, shares received (in shares)	2,493
Exchange offer, conversion ratio, non-affiliated holder (in shares)	4
Visa | Visa Class B-2
Commitments And Contingencies [Line Items]
Number of shares owned (in shares)	6,283
Investments | $			$ 0	$ 0	$ 0
Visa | Common Class C
Commitments And Contingencies [Line Items]
Number of shares owned (in shares)			0	0	0
Gain on sale of investments | $		$ 2,677,000
Investment sold (in shares)			2,493
Proceeds from sales of equity securities at fair value | $			$ 2,685,000
Visa | Common Class A
Commitments And Contingencies [Line Items]
Closing price (in dollars per share) | $ / shares		$ 268.49
Minimum
Commitments And Contingencies [Line Items]
Closing price (in dollars per share) | $ / shares			$ 30.95	$ 29.83	$ 30.95			29.63	26.75	29.75	25.46	22.53		22.80
Minimum | Commitments to extend credit
Commitments And Contingencies [Line Items]
Fixed interest rate				0.00%
Maturity term (in years)				1 year
Minimum | Standby letters of credit
Commitments And Contingencies [Line Items]
Variable interest rate				3.25%
Maximum
Commitments And Contingencies [Line Items]
Closing price (in dollars per share) | $ / shares			$ 40.32	$ 35.67	$ 40.32			$ 34.72	$ 33.07	$ 37.13	$ 35.97	$ 27.88		$ 27.34
Maximum | Commitments to extend credit
Commitments And Contingencies [Line Items]
Fixed interest rate				18.00%
Maturity term (in years)				10 years
Maximum | Standby letters of credit
Commitments And Contingencies [Line Items]
Variable interest rate				12.75%